UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:    811-06302

Cohen & Steers Realty Shares, Inc.

Exact Name of Registrant (as specified in charter):

280 Park Avenue New York, NY 10017

Address of Principal Executive Office:

Dana DeVivo

280 Park Avenue

New York, NY 10017

Name and address of agent for service:

Registrant telephone number, including area code:    (212) 832-3232

Date of fiscal year end:    December 31

Date of reporting period:    September 30, 2018

Item 1. Schedule of Investments

COHEN & STEERS REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

September 30, 2018 (Unaudited)

		Shares	Value
COMMON STOCK	98.2%
COMMUNICATIONS—TOWERS	2.1%
Crown Castle International Corp.		788,959	$87,834,805

REAL ESTATE	96.1%
DATA CENTERS	11.7%
CyrusOne, Inc.		1,737,254	110,141,903
Digital Realty Trust, Inc.		1,716,029	193,018,942
Equinix, Inc.		437,802	189,520,108

			492,680,953

HEALTH CARE	10.1%
Healthcare Trust of America, Inc. Class A		2,476,691	66,053,349
Omega Healthcare Investors, Inc.		495,969	16,252,904
Sabra Health Care REIT, Inc.		4,334,378	100,210,819
Ventas, Inc.		405,055	22,026,891
Welltower, Inc.		3,403,387	218,905,852

			423,449,815

HOTEL	7.4%
Hilton Worldwide Holdings, Inc.		306,005	24,719,084
Park Hotels & Resorts, Inc.		3,949,859	129,634,373
Pebblebrook Hotel Trust		1,727,890	62,843,359
Red Rock Resorts, Inc. Class A		1,523,305	40,596,078
RLJ Lodging Trust		2,538,110	55,914,563

			313,707,457

INDUSTRIALS	7.5%
Americold Realty Trust		1,739,166	43,513,933
Industrial Logistics Properties Trust		1,483,047	34,124,912
Prologis, Inc.		3,513,087	238,152,168

			315,791,013

NET LEASE	5.9%
Agree Realty Corp.		952,851	50,615,445
EPR Properties		568,231	38,872,683
VEREIT, Inc.		10,169,981	73,834,062
VICI Properties, Inc.		3,872,805	83,730,044

			247,052,234

OFFICE	9.8%
Boston Properties, Inc.		924,273	113,768,764
Cousins Properties, Inc.		2,535,176	22,537,715

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		Shares	Value
Douglas Emmett, Inc.		1,412,082	$53,263,733
Hudson Pacific Properties, Inc.		3,507,235	114,756,729
Kilroy Realty Corp.		1,516,841	108,742,331

			413,069,272

RESIDENTIAL	21.4%
APARTMENT	15.2%
Apartment Investment & Management Co., Class A		3,863,707	170,505,390
Essex Property Trust, Inc.		960,706	237,015,777
UDR, Inc.		5,783,560	233,829,331

			641,350,498

MANUFACTURED HOME	4.0%
Equity LifeStyle Properties, Inc.		372,759	35,952,605
Sun Communities, Inc.		1,325,113	134,551,974

			170,504,579

SINGLE FAMILY	2.2%
Invitation Homes, Inc.		3,997,992	91,593,997

TOTAL RESIDENTIAL			903,449,074

SELF STORAGE	5.7%
Extra Space Storage, Inc.		1,631,691	141,369,708
Life Storage, Inc.		1,043,086	99,260,064

			240,629,772

SHOPPING CENTERS	12.7%
COMMUNITY CENTER	8.0%
Brixmor Property Group, Inc.		1,917,757	33,579,925
DDR Corp.		4,232,919	56,678,786
Regency Centers Corp.		1,244,530	80,483,755
Urban Edge Properties		3,486,795	76,988,434
Weingarten Realty Investors		3,032,849	90,257,586

			337,988,486

REGIONAL MALL	4.7%
Simon Property Group, Inc.		819,755	144,891,696
Taubman Centers, Inc.		858,118	51,341,200

			196,232,896

TOTAL SHOPPING CENTERS			534,221,382

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		Shares	Value
SPECIALTY	3.9%
Iron Mountain, Inc.		1,869,212	$64,525,198
Lamar Advertising Co., Class A		787,862	61,295,664
Outfront Media, Inc.		1,927,778	38,459,171

			164,280,033

TOTAL REAL ESTATE			4,048,331,005

TOTAL COMMON STOCK (Identified cost—$3,399,826,255)			4,136,165,810

SHORT-TERM INVESTMENTS	1.5%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95%(a)		64,170,189	64,170,189

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$64,170,189)			64,170,189

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$3,463,996,444)	99.7%		4,200,335,999
OTHER ASSETS IN EXCESS OF LIABILITIES	0.3		11,152,801

NET ASSETS (Equivalent to $63.75 per share based on 66,063,114 shares of common stock outstanding)	100.0%		$4,211,488,800

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Rate quoted represents the annualized seven-day yield.

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COHEN & STEERS REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

COHEN & STEERS REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments.

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$4,136,165,810	$4,136,165,810	$—	$—
Short-Term Investments	64,170,189	—	64,170,189	—

Total Investments in Securities(a)	$4,200,335,999	$4,136,165,810	$64,170,189	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Item 2. Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)

During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REALTY SHARES, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin Title: President and Principal Executive Officer

Date: November 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin Title: President and Principal Executive Officer		Name: James Giallanza Title: Principal Financial Officer

Date: November 21, 2018